CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (28,119)	$ (4,262)	$ (2,792)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	1,205	956	368
Bad debt expense	31	34	63
Share-based compensation	10,927	3,181	2,110
Exchange rate differences on cash, cash equivalents and restricted cash	(712)	380	4
Other	28	(67)	(69)
Change in operating assets and liability items:
Accounts receivable	(1,537)	(3,258)	(7,354)
Prepaid expenses and other current assets	928	(3,895)	36
Deferred costs	(648)	(1,352)	(449)
Deferred taxes and other non-current assets	(1,994)	(149)	(905)
Trade payables	1,027	2,456	(253)
Employee and payroll accrued expenses	4,191	729	3,380
Other accounts payable and non-current liabilities	(1,923)	2,367	(43)
Net change in operating lease accounts	2,876
Deferred revenues	4,099	7,507	5,476
Net cash provided by (used in) operating activities	(9,621)	4,627	(428)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(2,548)	(1,690)	(889)
Other investing activities	(173)	55	50
Net cash used in investing activities	(2,721)	(1,635)	(839)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of underwriting discounts	115,292
Payments of offering costs related to initial public offering	(2,645)	(130)
Proceeds from exercise of stock options	2,081	163	395
Proceeds from withholding tax related to employee stock plans	1,255
Payment of long-term loan	(222)	(667)	(668)
Net cash provided by (used in) financing activities	115,761	(634)	(273)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	712	(380)	(4)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	104,131	1,978	(1,544)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	17,598	15,620	17,164
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	121,729	17,598	15,620
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	1,578	1,027	1,386
Cash paid for interest	4	95	137
Property and equipment purchased but not yet paid	271	315
Unpaid offering costs	52	600
Operating lease liabilities arising from obtaining operating right of use assets	10,063
Conversion of redeemable convertible preferred shares	26,699
Exercise of share options	$ 228